CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit after taxes	€ 988	€ 498	€ 1,090
Foreign currency translations:
Pretax activity, net	260	(125)	94
Tax effect	0	0	0
Foreign currency translation, net of tax	260	(125)	94
Cash flow hedges:
Pretax activity, net	277	33	11
Tax effect	(63)	4	(2)
Cash flow hedges, net of tax	214	37	9
Other reserves:
Pretax activity, net	7	0	0
Tax effect	(1)	0	0
Other reserves, net of tax	6	0	0
Total items that may be subsequently reclassified to the income statement:	480	(88)	103
Pension plan remeasurements:
Pretax activity, net	301	(71)	(79)
Tax effect	(63)	16	12
Pension plan remeasurements, net of tax	238	(55)	(67)
Total items that will not be subsequently reclassified to the income statement	238	(55)	(67)
Other comprehensive income/(loss) for the period, net of tax	718	(143)	36
Comprehensive income for the period	1,706	355	1,126
Comprehensive income attributable to shareholders	1,684	355	1,126
Comprehensive income, attributable to non-controlling interests	€ 22	€ 0	€ 0